Cover	Sep. 13, 2022
Cover [Abstract]
Entity Registrant Name	INTEGRATED VENTURES, INC.
Entity Central Index Key	0001520118
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 13, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-1725385
Written Communications	false
Entity File Number	000-55681
Entity Address Address Line 1	73 Buck Road
Entity Address Address Line 2	Suite 2
Entity Address City Or Town	Huntingdon Valley
Entity Address State Or Province	PA
Entity Address Postal Zip Code	19006
City Area Code	215
Local Phone Number	613-1111
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	INTV